Other long-term liabilities (Details) - CAD ($)	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 38,466,000		$ 70,522,000
Deferred compensation plan liabilities (Note 17)	82,221,000		63,838,000
Deferred rent (Note 3)	0		64,655,000
Other	64,687,000		14,377,000
Other long-term liabilities	185,374,000	$ 148,737,000	$ 213,392,000
Deferral of the employer side of social security payments under the CARES Act	$ 48,299,000